Document and Entity Information	6 Months Ended
Jul. 31, 2011
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 31, 2011
Entity Registrant Name	SAIC, Inc.
Entity Central Index Key	0001336920
Entity Filer Category	Large Accelerated Filer
Science Applications International Corporation [Member]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 31, 2011
Entity Registrant Name	Science Applications International Corporation
Entity Central Index Key	0000353394
Entity Filer Category	Non-accelerated Filer